Interim Report 2024 and statutory accounts	6 Months Ended
Jun. 30, 2024
Interim Financial Reporting [Abstract]
Interim Report 2024 and statutory accounts

14	Interim Report 2024 and statutory accounts
The information in the Form 6-K is unaudited and does not constitute statutory accounts within the meaning of section 434 of the Companies
Act 2006. This Form 6-K was approved by the Board of Directors on 30 July 2024. The statutory accounts of HSBC Bank plc for the year ended
31 December 2023 have been delivered to the Registrar of Companies in England and Wales in accordance with section 447 of the Companies
Act 2006.